Shareholder Report, Holdings (Details) - North Shore Equity Rotation ETF	Mar. 31, 2026
State Street Technology Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
State Street Health Care Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
State Street SPDR S&P Emerging Markets Dividend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%